PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	December 31, 2014	December 31, 2015

Staff advances and other receivables	186,950	265,739
Prepaid expenses	192,379	185,500
Advances to suppliers	111,026	76,461

	490,355	527,700